Investments	12 Months Ended
Dec. 31, 2016
Investments
2.	Investments

The cost, gross unrealized holding gains, gross unrealized holding losses and fair value for available-for-sale securities included in investments by major security type at December 31, 2016 and 2015 are as follows:

	December 31, 2016
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	277	—	8	269
Corporate bonds	43	188	2	229
Fund trusts	85	1	—	86
Equity securities	19,026	23,439	21	42,444

	19,431	23,628	31	43,028

	December 31, 2015
	Cost	Gross unrealized holding gains	Gross unrealized holding losses	Fair value
	(Millions of yen)
Noncurrent:
Government bonds	298	—	11	287
Corporate bonds	6	195	—	201
Fund trusts	63	1	—	64
Equity securities	20,461	23,482	1,094	42,849

	20,828	23,678	1,105	43,401

Maturities of available-for-sale debt securities included in investments in the accompanying consolidated balance sheets are as follows at December 31, 2016:

	Cost	Fair value
	(Millions of yen)
Due after five years	320	498

	320	498

Gross realized gains were ¥750 million, ¥329 million and ¥2,540 million for the years ended December 31, 2016, 2015 and 2014, respectively. Gross realized losses, including write-downs for impairments that were other-than-temporary, were ¥1,032 million, ¥31 million and ¥31 million for the years ended December 31, 2016, 2015 and 2014, respectively.

At December 31, 2016, substantially all of the available-for-sale securities with unrealized losses had been in a continuous unrealized loss position for less than twelve months.

Time deposits with original maturities of more than three months were ¥3,206 million and ¥20,651 million at December 31, 2016 and 2015, respectively, and were included in short-term investments in the accompanying consolidated balance sheets.

Aggregate cost of non-marketable equity securities accounted for under the cost method totaled ¥7,800 million and ¥2,570 million at December 31, 2016 and 2015, respectively. These investments were not evaluated for impairment at December 31, 2016 and 2015, respectively, because (a) Canon did not estimate the fair value of those investments as it was not practicable to estimate the fair value of the investments and (b) Canon did not identify any events or changes in circumstances that might have had significant adverse effects on the fair value of those investments.

Investments in affiliated companies accounted for by the equity method amounted to ¥21,514 million and ¥20,415 million at December 31, 2016 and 2015, respectively. Canon’s share of the net earnings in affiliated companies accounted for by the equity method, included in other income (deductions), were earnings of ¥890 million, ¥447 million and ¥478 million for the years ended December 31, 2016, 2015 and 2014 respectively.